Note 13 - Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 13 - Related Party Transactions

Note 10 – Related Party Transactions

During the fiscal year ended March 31, 2017, the Company entered into a consulting contract with Quantum Shop, a Company owned by a relative of one of the Company’s executives. Per the terms of the agreement, Quantum Shop is to provide GB Sciences with research, design, development, fabrication, and production services. During the nine months ended December 31, 2018, the Company made payments totaling $1.1 million to Quantum Shop primarily related to the build-out of the Company’s cultivation and production facility in Baton Rouge, Louisiana.

During the year ended March 31, 2017, the Company entered into an advisory agreement with Electrum Partners, LLC, a company whose President resides on GB Sciences’ Board of Directors and serves as a Chair of the Audit Committee. The agreement has a term of one year and was renewed for a successive one-year period on March 31, 2018.  During the nine months ended December 31, 2018, the Company made payments totaling $73,904 to Electrum Partners, LLC and issued 285,412 shares of its restricted stock at an expense of $99,596. Subsequent to December 31, 2018, the Company terminated its agreement with Electrum Partners, LLC, as described in Note 11 below.

On November 1, 2017, the Company entered into an Edibles Production Agreement (the “EPA”) with The Happy Confections, L.L.C. (“THCLLC”) through the Company’s wholly-owned subsidiary, GB Sciences Las Vegas, LLC (“GBSLV”). Dr. Andrea Small-Howard, a member of GB Science’s Board of Directors, is a Co-Managing Member of THCLLC. Under the EPA, THCLLC is to produce cannabis-infused baked goods and other edibles in GBSLV’s production facility upon approval of GBSLV’s Nevada Medical Marijuana Production License. The Company will receive a royalty of between 20% and 25% on all sales of edibles produced by THCLLC.

Contemporaneously with the EPA, the Company entered into a Non-Revolving Credit Line Agreement and Non-Revolving Credit Line Promissory Note (together, the “THC Note” or “Note”) to advance up to $300,000 to THCLLC for the purpose of expanding THCLLC’s operations. The Note bears interest at a rate of 1.29% per annum. Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.

As of December 31, 2018, the Company has advanced $253,034 under the THC Note. On October 15, 2018, the Company gave notice to The Happy Confections, LLC (“THC LLC”) that Company would not provide any additional financing beyond the $300,000 Credit Line granted under the Non-Revolving Credit Line Agreement dated November 1, 2017. In this notice, the Company requested that THC LLC seek to find additional sources of financing to be able to fund the manufacture of edibles. The Company further notified THC LLC that the Company would terminate the Edibles Production Agreement and all other related agreements with THC LLC if it was unable to acquire additional funding by October 22, 2018. On October 19, 2018, the Company received a response from THC LLC that it was unable to acquire additional funding. Accordingly, the Company has terminated all of its agreements with THCLLC effective October 19, 2018 and took possession of all tangible assets owned by THCLLC on October 22, 2018, as collateral for the balance owed under the Note. These assets include kitchen and production machinery and equipment, leasehold improvements, and inventory that will be used in the Company’s production operations at the Teco Facility.

The Company assessed the Fair Value of the machinery and equipment received at $139,411 and has capitalized that amount in fixed assets during the quarter ended December 31, 2018. All of the machinery and equipment received from THC LLC was placed in service for use in the Company’s production facility during December 2018. The Company also recorded $113,623 as other expense in its Condensed Consolidated Statement of Operations for the three and nine months ended December 31, 2018, which represents the remaining balance of the outstanding note receivable from THC LLC.

Note 13 - Related Party Transactions

During the fiscal year ended March 31, 2017, the Company entered into a consulting contract with Quantum Shop, a Company owned by a relative of one of the Company’s executives. Per the terms of the agreement, Quantum Shop is to provide GB Sciences with research, design, development, fabrication, and production services. During the year ended March 31, 2017, the Company made a payment of $50,000 to the Quantum Shop in relation to the services provided. During the year ended March 31, 2018, the Company made additional payments totaling $1.7 million to Quantum Shop primarily related to the build-out of the Company’s cultivation and production facility in Baton Rouge, Louisiana.

During the year ended March 31, 2017, the Company entered into an advisory agreement with Electrum Partners, LLC, (“Electrum Partners”) a company whose President resides on GB Sciences’ Board of Directors and serves as a Chair of the Audit Committee. Per the terms of the agreement, Electrum Partners shall be compensated $5,000 monthly with the initial payment due upon the execution of the consulting agreement. Electrum Partners is also to receive an additional $10,000 each month in restricted stock. The agreement has a term of one year and is renewable for a successive one-year period.  The agreement was renewed for its second one-year period in March 2018. During the year ended March 31, 2017, the Company made payments totaling $75,562 to Electrum Partners and issued 34,996 shares of its restricted stock. During the year ended March 31, 2018, the Company made payments totaling $75,562 to Electrum Partners and issued 499,102 shares of its restricted stock.

During the year ended March 31, 2018, the Company entered into a consulting contract with Monica Poss, a relative of one of the Company’s executives. Per the terms of the agreement, Ms. Poss is to provide GB Sciences with advisory services. The Company made payments of $32,626 and issued 46,706 shares of its common stock at an expense of $11,473 relating to services provided during the twelve months ended March 31, 2018.

On November 1, 2018, the Company entered into an Edibles Production Agreement (the “EPA”) with The Happy Confections, L.L.C. (“THCLLC”) through the Company’s wholly-owned subsidiary, GB Sciences Las Vegas, LLC (“GBSLV”). Dr. Andrea Small-Howard, a member of GB Science’s Board of Directors, is a Co-Managing Member of THCLLC. Under the EPA, THCLLC is to produce cannabis-infused baked goods and other edibles in GBSLV’s production facility upon approval of GBSLV’s Nevada Medical Marijuana Production License. The Company will receive a royalty of between 20% and 25% on all sales of edibles produced by THCLLC.

Contemporaneously with the EPA, the Company entered into a Non-Revolving Credit Line Agreement and Non-Revolving Credit Line Promissory Note (together, the “THC Note” or “Note”) to advance up to $300,000 to THCLLC for the purpose of expanding THCLLC’s operations. The Note bears interest at a rate of 1.29% per annum. Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.

Under the EPA, the Company is to provide accounting and bookkeeping services to THCLLC. In connection with the EPA and THC note, the Company entered into a Reimbursement Agreement for facility expenses and accounting services. Under the Reimbursement Agreement, the Company will be reimbursed $4,500 per month for facility expenses and $2,000 per month for accounting and bookkeeping services. In light of the fact that The Company will be providing the accounting and bookkeeping services to THCLLC, the Company may deduct royalties, facility expenses, and accounting expenses directly from the accounts of THCLLC.

As of March 31, 2018, the Company has advanced $150,995 under the THC Note. This amount is reported under the other assets caption on the Company’s March 31, 2018 balance sheet.